LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

12. LEASES

The Company is party to a number of contracts that contain a lease, most of which include office facilities, storage facilities, and various plant and equipment. Leases of low value assets, short term leases and leases with variable payments proportional to the rate of use of the underlying asset do not give rise to a lease obligation and a right-of-use asset, and expenses are included in operating costs in the consolidated statements of income.

The following table sets out the carrying amounts of right-of-use assets included in property, plant and mine development in the consolidated balance sheets and the movements during the period:

	As at December 31,	As at December 31,
	2020	2019
Balance, beginning of year	$117,581	$83,743
Additions and modifications, net of disposals	9,688	46,822
Amortization	(14,554)	(12,984)
Balance, end of year	$112,715	$117,581

The following table sets out the lease obligations included in the consolidated balance sheets:

	As at December 31,	As at December 31,
	2020	2019
Current	$20,852	$14,693
Non-current	99,423	102,135
Total lease obligations	$120,275	$116,828

Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms are set out in the table below. Because leases with variable lease payments do not give rise to fixed minimum lease payments, no amounts are included below for these leases.

	As at December 31,	As at December 31,
	2020	2019
Within 1 year	$20,464	$16,641
Between 1 - 3 years	28,090	31,220
Between 3 - 5 years	17,846	19,189
Thereafter	57,301	62,587
Total undiscounted lease obligations	$123,701	$129,637

The Company recognized the following amounts in the consolidated statements of income with respect to leases:

	Year Ended December 31,
	2020	2019
Amortization of right-of-use assets	$14,554	$12,984
Interest expense on lease obligations	$1,997	$1,909
Variable lease payments not included in the measurement of lease obligations	$117,317	$106,909
Expenses relating to short-term leases	$4,926	$3,595
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$792	$1,071

During the year ended December 31, 2020, the Company recognized $221.9 million (2019 - $215.7 million) in the consolidated statements of cash flows with respect to leases.